EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Series A
Earnings per share
Earnings attributable to shareholders	$ 82,725,427	$ 46,001,994	$ 56,112,755
Average weighted number of shares	473,289,301	473,289,301	473,289,301
Earnings per share (in CLP)	$ 174.79	$ 97.20	$ 118.56
Series B Share
Earnings per share
Earnings attributable to shareholders	$ 90,996,501	$ 50,601,377	$ 61,723,035
Average weighted number of shares	473,281,303	473,281,303	473,281,303
Earnings per share (in CLP)	$ 192.27	$ 106.92	$ 130.42